UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☑	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2015 to December 31, 2015

Date of Report (Date of earliest event reported): January 29, 2016

Commission File Number of securitizer: 025-01648

Central Index Key Number of securitizer: 0001606835

David R. Schulz (812) 468-5180
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☑

Explanatory Note: Due to the acquisition of OneMain Financial Holdings, LLC (formerly known as OneMain Financial Holdings, Inc.) by OneMain Holdings, Inc. (formerly known as Springleaf Holdings, Inc.) on November 15, 2015, and certain restructuring actions taken in connection therewith, OneMain Financial Holdings, LLC has filed a Form ABS-15G on its own behalf as a "securitizer" within the meaning of Section 15G(a) of the Securities Exchange Act of 1934, as amended, and on behalf of each of its affiliated securitizers, including OneMain Financial, Inc. (now known as OneMain Financial Group, LLC). From and after the date hereof, Form ABS-15Gs will not be filed by OneMain Financial, Inc. (now known as OneMain Financial Group, LLC), but instead will be filed by OneMain Financial Holdings, LLC (CIK: 0001619573) on its own behalf and on behalf of each of its affiliated securitizers, including OneMain Financial, Inc. (now known as OneMain Financial Group, LLC).

SIGNATURE
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned, hereunto duly authorized.

OneMain Financial Group, LLC
(Securitizer)

Date:	January 29, 2016	By:	/s/	David R. Schulz
David R. Schulz
Vice President and Treasurer